Other income and other net gains (losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income and other net gains/(losses)
Government subsidies (note)	$ 7,932	$ 513,860
Bank interest income	3,980	8,043	$ 15,506
Net exchange gains/(losses)		(280,360)	(52,534)
Net exchange gains/(losses)	285,025
Impairment loss on interest in a joint venture		(570,704)
Impairment loss on interest in joint venture (note 13(b))	(176,227)
Sundry income	18,238	13,757	40,145
Other income and other net losses	$ 138,948	$ (315,404)	$ 3,117